Loan Portfolio (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 106,541	$ 104,260
Accrued interest	459	456
Asset Pledged as Collateral | Federal Home Loan Bank advances
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	71,000	67,500
Discontinued operations | Education Lending
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	205	257
Total commercial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	76,509	71,891
Accrued interest	338	322
Total commercial loans | Commercial and Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	57,688	52,909
Total commercial loans | Commercial and Industrial | Collateral pledged
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		211
Total commercial loans | Real estate — commercial mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	13,707	13,310
Total commercial loans | Real estate — construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	2,844	2,936
Total commercial loans | Total commercial real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	16,551	16,246
Total commercial loans | Commercial lease financing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	2,270	2,736
Total commercial loans | Commercial lease financing | Collateral pledged
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	1	3
Total commercial loans | Commercial credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	205	212
Total consumer loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	30,032	32,369
Accrued interest	121	134
Total consumer loans | Real estate — residential mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	18,732	19,886
Total consumer loans | Home equity loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	5,703	6,358
Total consumer loans | Other consumer loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	4,644	5,167
Total consumer loans | Credit cards
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	953	958
Total consumer loans | Commercial credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 953	$ 958